TRADE RECEIVABLES (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Trade Receivables
Interest rate	4.75%	4.75%
Loss allowance decrease	$ 579	¥ 3,992
Loss allowance decrease			¥ 3,839